Debt 3.75% Convertible Senior Subordinated Notes (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 3.75% Convertible Senior Subordinated Notes Due 2042 [Member]	Dec. 31, 2013 3.75% Convertible Senior Subordinated Notes Due 2042 [Member]	Dec. 31, 2012 3.75% Convertible Senior Subordinated Notes Due 2042 [Member]	Dec. 31, 2013 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]	Dec. 31, 2012 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]	Dec. 31, 2011 3.75% Convertible Senior Subordinated Notes, due 2025 [Member]
Debt Instrument, Face Amount					$ 390,000,000
Debt Instrument, Interest Rate, Stated Percentage					3.75%		3.75%
Convertible Debt, initial conversion rate					24.3607		36.8808
Long-term Debt, Gross	2,500,434,000	2,473,927,000			390,000,000	390,000,000	132,408,000	318,054,000
Debt Instrument, Repurchased Face Amount	150,000,000						5,150,000
Gains (Losses) on Extinguishment of Debt	(51,496,000)	(35,092,000)	0				26,200,000
Debt Instrument, Convertible, Conversion Price					$ 41.05		$ 27.11
Percent stock price closes above conversion price for option of conversion							130.00%
Deferred Finance Costs, Gross					3,100,000		9,400,000
Amortization of Financing Costs					100,000	100,000	300,000	400,000	600,000
Current Fiscal Year End Date	--12-31
conversion threshold					53.37		35.24
Extinguishment of Debt, Amount							180,500,000	256,900,000
Write Off Of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000				2,400,000	3,800,000
Debt Related Costs				$ 33,300,000